Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Accounts receivable as of September 30, 2021 and December 31, 2021 consists of the following:

Description	September 30, 2021	December 31, 2020
Accounts receivable on completed contracts	$40,018	$43,221
Costs and estimated earnings on contracts in progress	232,423	319,001
Total	$272,441	$362,222

Accounts receivable as of December 31, 2020 and 2019, consists of the following:

Description	December 31, 2020	December 31, 2019
Accounts receivable on completed contracts	$43,221	$30,408
Costs and estimated earnings on contracts in progress	319,001	243,693
Total	$362,222	$274,101